Note 7 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued payroll expenses	$ 230,917	$ 319,443
Accrued interest and commitment fees	310,389	153,102
Accrued general and administrative expenses	278,826	112,570
Accrued commissions	54,173	36,189
Other accrued expenses	437,988	581,766
Total	$ 1,312,293	$ 1,203,070